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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-04804
                                  ----------------------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


     1324 4th Avenue, Suite 1744      Seattle, Washington          98101
--------------------------------------------------------------------------------
          (Address of principal executive offices)               (Zip code)

                              Richard S. McCormick

McCormick Capital Management   1324 4th Avenue, Suite 1874  Seattle, WA    98101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863
                                                     ------------------

Date of fiscal year end:    September 30, 2005
                          ---------------------------

Date of reporting period:   December 31, 2004
                          ---------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1.  SCHEDULE OF INVESTMENTS.


                                                        PROTFOLIO OF INVESTMENTS
                                                   The Elite Growth And Income Fund
                                                            December 31, 2004
                                                               (Unaudited)
================================================================================================================================
                                             Market Value                                                         Market Value
 Shares                                           Note 2A     Shares                                                   Note 2A
--------                                     ------------    ---------                                          --------------
          Common Stock 99.7%

          Basic Industries 9.1%                                         Health Care Goods & Services 13.3%
          ---------------------                                         ----------------------------------
 300,000  Calpine Corp.                       $ 1,185,000       30,000  Amerisource Bergen                         $ 1,756,200
  30,000  Freeport McMoran Copper & Gold        1,146,000       30,000  Boston Scientific Corp. *                    1,076,700
  15,000  Phelps Dodge                          1,474,500       25,000  Cooper Companies                             1,767,500
  25,000  Union Pacific                         1,679,250       50,000  Omnicare Inc.                                1,740,000
                                             ------------       30,000  Pacific Care Health Systems *                1,707,600
            Total Basic Industries              5,484,750                                                       --------------
                                             ------------                    Total Health Care                       8,048,000
                                                                                                                --------------

          Business Services 9.8%                                        Pharmaceutical Goods & Services 7.0%
          ----------------------                                        ------------------------------------
  40,000  Clear Channel                         1,353,200      100,000  Antigenics*                                  1,034,000
  40,000  Fiserv                                1,609,600       50,000  ID Biomedical*                                 743,500
  40,000  Startek Inc.                          1,126,800       50,000  Nastech Pharm.*                                607,000
  60,000  Waste Management                      1,810,800       20,000  Pfizer                                         540,200
                                             ------------       30,000  Wyeth                                        1,284,000
                Total Business Services         5,900,400                                                      ---------------
                                             ------------                    Total Pharmaceutical Goods              4,208,700
                                                                                                                --------------

          Capital/Industrial Goods & Services 17.6%                          Total Value of Common Stock
          -------------------------------------------                        (Cost $45,538,413)                     60,182,250
  30,000  Diebold, Inc.                         1,681,800                                                      ---------------
  25,000  Emerson Electric Co.                  1,755,750
  30,000  General Electric Co.                  1,098,000               Options - Covered Calls (3.2%)
  20,000  Ingersoll Rand                        1,610,000               ------------------------------
  30,000  International Rectifier Corp. *       1,341,000          150  Phelps Dodge  04/16/05  $95                   (142,500)
  40,000  Masco Corp.                           1,472,000          400  Netflix  06/17/05  $12.50                      (97,000)
  20,000  3M                                    1,655,000           80  Google  06/17/05  $200                        (180,400)
                                             ------------          300  International Rect. 06/17/05  $45             (144,000)
             Total Capital Goods               10,613,550          400  Select Comfort 06/17/05  $17.50                (95,000)
                                             ------------          300  Best Buy  01/21/06  $60                       (217,500)
                                                                   300  General Electric  1/21/06  $35                (108,000)
          Consumer Goods & Services 24.5%                          400  Petco Animal  01/21/06  $35                   (294,000)
          -------------------------------                          300  Pacific Health  1/21/06 $60                   (235,500)
  30,000  Best Buy Co., Inc.                    1,788,000        3,000  Calpine  01/21/07  $5                         (360,000)
  60,000  Cendant Corp.                         1,394,400                                                       --------------
  40,000  Central Garden & Pet Co. *            1,642,800                    Total Value of Covered Calls           (1,873,900)
  50,000  Direct TV*                              838,500                   (Cost ($1,662,729))                 --------------
  50,000  Fresh Del Monte, Inc.                 1,465,500
   8,000  Google*                               1,580,800                    Total Investments
  20,000  Huaneng Power                           602,200                    (Cost $43,875,684)           96.5%     58,308,350
  40,000  Netfilx*                                507,200                                                ---------------------
  40,000  Petco Animal Supplies *               1,561,200
  40,000  Select Comfort*                         716,800               Cash and receivables
  25,000  The Stanley Works                     1,223,750               in excess of liabilities           3.5%      2,091,436
  50,000  Univision                             1,467,000                                                ---------------------
                                             ------------
             Total Consumer Goods              14,788,150               Net Assets                       100.0%    $60,399,786
                                             ------------                                                =====================
          Energy 1.6%
          -----------
  60,000  Chesapeak Energy Corp.                  982,200
                                             ------------
             Total Energy                         982,200
                                             ------------

                                                                        At December 31, 2004,  unrealized  appreciation of
          Financial Intermediaries 16.8%                               securities for Federal Income  Tax purposes  based
          ------------------------------                               on cost of $43,875,684 is as follows:
  40,000  Ace Limited                           1,705,200
  30,000  Bank of America Corp.                 1,408,800
  30,000  Citigroup Inc.                        1,440,900               Unrealized appreciation                   $ 14,725,500
  20,000  Freddie Mac                           1,467,800               Unrealized depreciation                       (299,708)
  50,000  N.Y. Community Bank                   1,038,500                                                      ---------------
  30,000  Scottish RE Group                       775,500               Net unrealized appreciation               $ 14,425,792
  25,000  Stewart Information                   1,052,000                                                      ===============
 30,000  Washington Mutual                      1,267,800               *Non-income producing
                                             ------------
             Total Financial Intermediaries    10,156,500
                                             ------------

====================================================================================================================================

                                                        PROTFOLIO OF INVESTMENTS
                                                   The Elite Growth And Income Fund
                                                            December 31, 2004
                                                               (Unaudited)

               Bonds 92.1%                                                                             Market Value

  Par Value  U.S. Government Notes and Bonds 6.3%                   Maturity           Coupon           Note 2A
-----------  ----------------------------------------------     ---------------  ---------------   ---------------
    250,000  U.S. Treasury Note                                      12/31/05           1.875%         $ 247,832
    500,000  U.S. Treasury Bond                                      05/15/16           7.250%           625,860
    300,000  U.S. Treasury Bond                                      02/15/21           7.875%           405,328
                                                                                                   ---------------
                    Total U.S. Government Notes and Bonds                                              1,279,020
                                                                                                   ---------------

             Securitized /Asset Backed Bonds 18.3%
             ----------------------------------------------
    330,775  Nissan Auto Receivable (2003-A A3)                      12/15/06           1.890%           298,073
    580,000  Daimler Chrysler Rec. Auto Trust  (2002-B A4)           12/06/07           3.530%           581,538
    181,000  Honda Auto Receivable (2002-3 A4)                       12/18/07           3.610%           181,576
    225,000  Chase Credit Card (CHAMT 2002-6A)                       01/15/08           1.820%           225,096
    100,000  Discover Card Master Trust                              08/18/08           6.050%           103,157
    118,000  Honda Auto Receivable (2003-3 A4)                       11/21/08           2.770%           116,835
    265,623  Fannie Mae (2003-109 GC)                                06/25/09           3.500%           266,039
    500,000  Federal Home Loan Bank                                  08/18/09           3.750%           498,942
    200,000  Daimler Chrysler Rec. Auto Trust (2003-A A4)            10/08/09           2.880%           198,598
    100,000  Toyota Auto Receivable (2003-A A4)                      03/15/10           2.200%            98,713
    209,426  Fannie Mae (545171)                                     08/01/14           5.500%           217,034
    110,667  GNMA (552372)                                           02/15/17           6.000%           116,591
     84,375  GNMA (577742)                                           09/15/17           5.500%            87,995
    200,000  Freddie Mac (2792 PY)                                   11/15/24           4.000%           197,288
    300,000  Freddie Mac (FHR 2656 BD)                               04/15/28           5.000%           311,231
    235,758  GNMA (G2SF POOL 3556 5.5%)                              05/20/34           5.500%           240,689
                                                                                                   ---------------
                    Total Securitized /Asset Backed Bonds                                              3,739,394
                                                                                                   ---------------
             Corporate Bonds - Industrials 20.3%
             ----------------------------------------------
     30,000  Weyerhaueser Co.                                        03/15/05           5.500%            30,138
    150,000  Ford Motor Credit                                       02/01/06           6.875%           154,530
    250,000  Boeing / McDonnell Douglas                              11/01/06           6.875%           264,624
    300,000  Ford Motor Credit                                       01/25/07           6.500%           311,954
    613,000  Weyerhaueser Co.                                        02/15/07           8.375%           667,774
    535,000  TRW, Inc.                                               04/18/07           7.370%           573,664
    100,000  Vastar Resources, Inc.                                  04/01/09           6.500%           110,095
    250,000  EnCana Corp.                                            08/15/09           4.600%           254,699
    250,000  Hallibrton                                              10/15/10           5.500%           263,320
    670,000  General Motors Acceptance Corp.                         09/15/11           6.875%           686,611
    300,000  Lubrizol Corp.                                          10/01/14           5.500%           301,768
    325,000  BB&T Corp.                                              11/01/19           5.250%           322,165
    155,000  News America Holdings                                   04/26/23           8.875%           201,520
                                                                                                   ---------------
                    Total Corporate Bonds - Industrials                                                4,142,863
                                                                                                   ---------------

             Corporate Bonds - Communications 12.4%
             ----------------------------------------------
   117,000   TCI Communications, Inc.                                02/15/05           8.350%           117,766
    300,000  Vodafon Airtouch                                        02/15/05           7.625%           301,749
    150,000  New York Telephone Co.                                  03/01/05           6.500%           150,884
    260,000  Deutsche Telekom                                        06/15/05           8.250%           266,059
    130,000  Continental Cablevision                                 09/15/05           8.875%           135,078
    260,000  GTE Florida                                             11/15/05           6.250%           266,822
    345,000  Sprint Corp.                                            01/30/06           7.125%           358,840
    500,000  GTE Southwest, Inc.                                     01/01/07           6.230%           523,120
    278,000  GTE California                                          09/01/09           6.700%           303,081
     75,000  Time Warner Inc.                                        03/15/23           8.375%            94,028
                                                                                                   ---------------
                    Total Corporate Bonds - Communications                                             2,517,427
                                                                                                   ---------------



                                                        PROTFOLIO OF INVESTMENTS
                                                   The Elite Growth And Income Fund
                                                            December 31, 2004
                                                               (Unaudited)

                                                                                                    Market Value
  Par Value  Corporate Bonds - Finance 10.4%                         Maturity           Coupon           Note 2A
-----------  ----------------------------------------------   ----------------   ---------------   ---------------
   250,000   Wachovia Corp.                                          06/01/05           6.800%           266,798
   115,000   Associates Corp. NA                                     06/15/05           6.625%           116,821
   500,000   General Electric Capital Corp.                          01/30/06           2.850%           498,737
   600,000   Sovereign Bancorp                                       08/25/06           1.000%           599,812
   200,000   CIT Group Inc.                                          08/31/06           1.931%           199,992
   123,000   Commercial Credit Co.                                   07/01/07           6.750%           132,409
   100,000   Countrywide Financial Corp.                             09/15/09           4.125%            99,552
   200,000   JPMorgan Chase & Co.                                    09/30/34           2.830%           198,899
                                                                                                   ---------------
                    Total Corporate Bonds - Finance                                                    2,113,018
                                                                                                   ---------------
             Corporate Bonds - Utilities 24.4%
             ----------------------------------------------
   750,000   Entergy Corp.                                           07/01/05           6.125%           761,714
   133,000   Northern States Power - Minn.                           12/01/05           6.125%           136,522
   500,000   Hawaiian Electric Industries                            12/05/05           6.660%           512,869
   885,000   Appalachian Power                                       03/01/06           6.800%           920,042
   206,000   PG&E Corp.                                              04/03/06           1.810%           206,169
   485,000   Indiana Michigan Power                                  12/15/06           6.125%           507,843
   100,000   Puget Energy Inc.                                       06/01/08           3.363%            98,192
   200,000   CMS Energy Corp.                                        05/15/10           4.000%           196,442
   100,000   PG&E Corp.                                              03/01/11           4.200%            98,874
   300,000   Entergy Corp.                                           08/01/15           5.250%           296,931
   750,000   Puget Energy Inc.                                       06/15/18           6.740%           837,515
   375,000   Duke Energy Corp.                                       07/15/18           6.750%           412,354
                                                                                                   ---------------
                    Total Corporate Bonds - Utilities                                                  4,985,466
                                                                                                   ---------------

             Total Value of Bonds                                                                     18,777,187
             (Cost $18,543,596)                                                                    ---------------

  Shares    Preferred / Common Stock 6.1%
----------  ----------------------------------------------
    12,000  Fresh Del Monte Produce Inc.                                                                 355,320
    15,000  Merck & Co., Inc.                                                                            482,100
    20,000  N.Y. Community Bancorp                                                                       411,400
                                                                                                   ---------------
                    Total Preferred / Common Stock (Cost $1,080,866)                                   1,248,820
                                                                                                   ---------------

                    Total Investments (Cost $19,624,462)                                 98.2%        20,026,007
                    Cash and Receivables In excess of Liabilities                         1.8%           361,573
                                                                                   -------------   ---------------
                   NET ASSETS                                                           100.0%       $20,387,580
                                                                                   =============   ===============

At December 31, 2004, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of
$19,624,462 is as follows:

               Unrealized appreciation                                  $462,896
               Unrealized depreciation                                   (95,853)
                                                                 ----------------
               Net unrealized appreciation                              $367,043
                                                                 ================

====================================================================================================================

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Elite Group of Mutual Funds
             ----------------------------------------------------------


By (Signature and Title)*  /s/ Richard S. McCormick
                           --------------------------------------------

                           Richard S. McCormick, President


Date       January 6, 2005
     ------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Richard S. McCormick
                           --------------------------------------------

                           Richard S. McCormick, President


Date       January 6, 2005
      -----------------------------


By (Signature and Title)*   /s/ John W. Meisenbach
                           --------------------------------------------

                           John W. Meisenbach, Treasurer

Date       January 6, 2005
      -----------------------------


* Print the name and title of each signing officer under his or her signature.